Equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Balance		$ 773,608	$ 805,286	$ 1,198,614
Capital increase	$ 3,200
Balance		862,369	773,608	805,286
As at January 1		4,772	6,145
Transfer of treasury shares to executives and key employees		(172)	(1,373)
As at December 31		$ 4,600	$ 4,772	$ 6,145
At January 1		2,485,445	3,200,445
Transfer of treasury shares to executives and key employees		(89,430)	(715,000)
At December 31		2,396,015	2,485,445	3,200,445
Share capital
EQUITY
Balance		$ 163,223	$ 163,223	$ 160,022
Capital increase				3,201
Balance		$ 163,223	$ 163,223	$ 163,223